Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Assets Classified by Type and Category
a)	The detail of financial assets, less cash and cash equivalents, classified by type and category, as of December 31, 2017 and 2016 is as follows:

Balance as of 12-31-2017	Financial assets held for trading	Held-to-maturity Investments	Loans and receivables	Available-for-sale financial assets	Financial derivatives designated for hedging
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Derivative instruments	402,716	-	-	-	20,038,433
Other financial assets	-	82,127	317,062,707	-	-
Total current	402,716	82,127	317,062,707	-	20,038,433
Equity instruments	-	-	-	2,601,695	-
Derivative instruments	-	-	-	-	30,789,703
Other financial assets	-	-	1,032,923	-	-
Total non-current	-	-	1,032,923	2,601,695	30,789,703
Total	402,716	82,127	318,095,630	2,601,695	50,828,136

Balance as of 12-31-2016	Financial assets held for trading	Held-to-maturity Investments	Loans and receivables	Available-for-sale financial assets	Financial derivatives designated for hedging
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Derivative instruments	-	-	-	-	121,443
Other financial assets	-	365,663	309,844,312	-	-
Total current	-	365,663	309,844,312	-	121,443
Equity instruments	-	-	-	2,616,647	-
Derivative instruments	-	-	-	-	25,533,188
Other financial assets	-	652,733	6,788,437	-	-
Total non-current	-	652,733	6,788,437	2,616,647	25,533,188
Total	-	1,018,396	316,632,749	2,616,647	25,654,631

Summary of Financial Liabilities Classified by Type and Category
b)	The detail of financial liabilities, classified by type and category, as of December 31, 2017 and 2016 is as follows:

Balance as of 12-31-2017	Financial liabilities held for trading	Loans and payables	Financial derivatives designated for hedging
	ThCh$	ThCh$	ThCh$
Interest-bearing loans	-	17,255,679	-
Derivative instruments	1,255,478	-	304,278
Other financial liabilities	-	430,340,275	-
Total current	1,255,478	447,595,954	304,278
Interest-bearing loans	-	760,932,929	-
Derivative instruments	-	-	21,045,216
Other financial liabilities	-	951,161	-
Total non-current	-	761,884,090	21,045,216
Total	1,255,478	1,209,480,044	21,349,494
Balance as of 12-31-2016	Financial liabilities held for trading	Loans and payables	Financial derivatives designated for hedging
	ThCh$	ThCh$	ThCh$
Interest-bearing loans	-	18,013,012	-
Derivative instruments	7,369,481	-	313,571
Other financial liabilities	-	441,818,602	-
Total current	7,369,481	459,831,614	313,571
Interest-bearing loans	-	802,046,968	-
Derivative instruments	2,987,830	-	48,981,953
Other financial liabilities	-	1,704,549	-
Total non-current	2,987,830	803,751,517	48,981,953
Total	10,357,311	1,263,583,131	49,295,524

Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities

As of December 31, 2017 and 2016, financial derivative transactions qualifying as hedge instruments resulted in recognition of the following assets and liabilities in the consolidated statement of financial position:

	Balance as of
	12-31-2017				12-31-2016
	Assets		Liabilities		Assets		Liabilities
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedge:	20,038,433	30,789,703	304,278	21,045,216	121,443	25,533,188	313,571	48,981,953
Cash flow hedge	20,038,433	30,789,703	304,278	21,045,216	121,443	25,533,188	313,571	48,981,953
Total	20,038,433	30,789,703	304,278	21,045,216	121,443	25,533,188	313,571	48,981,953

Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments

Hedge derivative instruments and their corresponding hedged instruments are shown in the following table:

Type of	Description of	Description of	Fair value of hedged item	Fair value of hedged item	Type of risks
hedging	hedging	hedged item	12-31-2017	12-31-2016	hedged
instrument	instrument		ThCh$	ThCh$
SWAP	Exchange rate	Unsecured liabilities (bonds)	7,696,061	(23,640,893)	Cash flow
FORWARD	Exchange rate	Revenues	21,782,581	-	Cash flow

Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities

As of December 31, 2017 and 2016, financial derivative transactions recognized at fair value through profit or loss, resulted in the recognition of the following assets and liabilities in the statement of financial position:

Balance as of
	12-31-2017				12-31-2016
	Asset		Liabilities		Asset		Liabilities
	Current ThCh$	Non-Current ThCh$	Current ThCh$	Non-Current ThCh$	Current ThCh$	Non-Current ThCh$	Current ThCh$	Non-Current ThCh$
Non-hedging derivative instruments	402,716	-	1,255,478	-	-	-	7,369,481	2,987,830

Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities

The following tables present the fair value of hedging and non-hedging financial derivatives entered into by the Group as well as the remaining contractual maturities as of December 31, 2017 and 2016:

	Balance as of 12-31-2017
		Notional value
Financial derivatives	Fair value	Less than one year	1 - 2 years	2 - 3 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedges:	29,478,642	306,350,419	525,812,635	-	832,163,054
Cash flow hedges	29,478,642	306,350,419	525,812,635	-	832,163,054
Derivatives not designated for hedge accounting	(852,762)	19,682,638	-	-	19,682,638
Total	28,625,880	326,033,057	525,812,635	-	851,845,692

	Balance as of 12-31-2016
		Notional value
Financial derivatives	Fair value	Less than one year	1 - 2 years	2 - 3 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedges:	(23,640,893)	-	-	523,686,966	523,686,966
Cash flow hedges	(23,640,893)	-	-	523,686,966	523,686,966
Derivatives not designated for hedge accounting	(10,357,311)	49,738,751	21,434,625	-	71,173,376
Total	(33,998,204)	49,738,751	21,434,625	523,686,966	594,860,342

Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table presents financial assets and liabilities measured at fair value as of December 31, 2017 and 2016:

		Fair value measured at end of
	Balance as of	reporting period using:
Financial instruments measured at fair value	12-31-2017	Level 1	Level 2	Level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets
Financial derivatives designated as cash flow hedges	50,828,136	-	50,828,136	-
Financial derivatives designated as fair value hedge	-	-	-	-
Financial derivatives not designated for hedge accounting	402,716	-	402,716	-
Commodity derivatives designated as non-cash flow hedge	9,940,955	-	9,940,955	-
Commodity derivatives designated as cash flow hedges	5,742,633	-	5,742,633	-
Financial assets at fair value with change in result	-	-	-	-
Available-for-sale financial assets, non-current	6,353	6,353	-	-
Total	66,920,793	6,353	66,914,440	-
Financial Liabilities
Financial derivatives designated as cash flow hedges	21,349,494	-	21,349,494	-
Financial derivatives not designated for hedge accounting	1,255,478	-	1,255,478	-
Commodity derivatives designated as non-cash flow hedge	889,026	-	889,026	-
Commodity derivatives not designated for hedge accounting	-	-	-	-
Commodity derivatives designated as fair value hedge	-	-	-	-
Total	23,493,998	-	23,493,998	-

		Fair value measured at end of
	Balance as of	reporting period using:
Financial instruments measured at fair value	12-31-2016	Level 1	Level 2	Level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets
Financial derivatives designated as cash flow hedges	25,654,631	-	25,654,631	-
Commodity derivatives designated as cash flow hedges	875,481	-	875,481	-
Commodity derivatives not designated for hedge accounting	16,159,565	-	16,159,565	-
Available-for-sale financial assets, non-current	407	407	-	-
Total	42,690,084	407	42,689,677	-
Financial Liabilities
Financial derivatives designated as cash flow hedges	49,295,524	-	49,295,524	-
Financial derivatives not designated for hedge accounting	10,357,311	-	10,357,311	-
Commodity derivatives not designated for hedge accounting	40,013	-	40,013	-
Commodity derivatives designated as cash flow hedges	1,063,193	-	1,063,193	-
Total	60,756,041	-	60,756,041	-